Dividends	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Dividends
19.	DIVIDENDS

In 2015, preferred share dividends in the amount of $13 million (2014 – $18 million) and common share dividends in the amount of $875 million (2014 – $269 million) were declared.

In August 2015, Hydro One declared a dividend in-kind on its common shares payable in all of the issued and outstanding shares of Hydro One Brampton. See Note 4 – Business Combinations.